SUBSEQUENT EVENTS (Details)) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Mar. 18, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Milestone-based contingent payments		$ 3,962
Subsequent Event [Member] | Appfluent [Member]
Subsequent Event [Line Items]
Ownership interests acquired	100.00%
Cash paid for entity	10,950
Amount held in escrow deposit	1,100
Period of amount held in escrow deposit	1 year
Milestone-based contingent payments	31,500
Subsequent Event [Member] | Appfluent [Member] | Issued at closing [Member]
Subsequent Event [Line Items]
Value of shares issued for acquisition	5,650
Price per share	$ 9.71
Number of shares issued for acquisition of entity	582,000
Subsequent Event [Member] | Appfluent [Member] | Issued at eighteen months following the closing [Member]
Subsequent Event [Line Items]
Value of shares issued for acquisition	$ 1,400
Number of shares issued for acquisition of entity	144,000